Segment information	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Disclosure of operating segments [text block]
21	Segment information

For management purposes, the Group is organized into segments based on their products, services and industry and has the following three reportable segments:

  The Materialise Medical segment, which develops and delivers medical software solutions, medical devices and other related products and services;
  The Materialise Manufacturing segment, which delivers 3D printed products and related services; and
  The Materialise Software segment, which develops and delivers additive manufacturing software solutions and related services.

The measurement principles used by the Group in preparing this segment reporting are also the basis for segment performance assessment and are in conformity with IFRS. The Chief Executive Officer of the Group acts as the chief operating decision maker. As a performance indicator, the chief operating decision maker controls the performance by the Group’s revenue and adjusted EBITDA.

The following table summarizes the segment reporting for each of the reportable periods ending December 31. Corporate research and development, headquarters’ function, financing and income taxes are managed on a Group basis and are not allocated to operating segments. As management’s controlling instrument is mainly revenue-based, the reporting information does not include assets and liabilities by segment and is as such not available per segment.

in 000€	Materialise Software	Materialise Medical	Materialise Manufacturing	Total segments	Unallocated	Consolidated
For the year ended December 31, 2019
Revenues	41,654	60,808	94,156	196,618	61	196,679
Segment Adjusted EBITDA	13,812	10,774	12,154	36,740	(10,084)	26,656
Segment Adjusted EBITDA %	33.2%	17.7%	12.9%	18.7%	−	13.6%
For the year ended December 31, 2018
Revenues	37,374	52,252	94,956	184,582	139	184,721
Segment Adjusted EBITDA	11,536	10,252	10,785	32,573	(9,047)	23,526
Segment Adjusted EBITDA %	30.9%	19.6%	11.4%	17.6%	−	12.7%
For the year ended December 31, 2017
Revenues	35,770	42,841	63,712	142,323	250	142,573
Segment Adjusted EBITDA	13,926	4,400	4,439	22,765	(8,155)	14,610
Segment Adjusted EBITDA %	38.9%	10.3%	7.0%	16.0%	−	10.2%

The segment Adjusted EBITDA is reconciled with the consolidated net profit (loss) for the year as follows:

	For the year ended December 31,
in 000€	2019	2018	2017
Segment Adjusted EBITDA	36,740	32,573	22,765
Depreciation, amortization and impairment	(19,198)	(17,287)	(12,576)
Corporate research and development	(1,859)	(1,913)	(2,017)
Corporate headquarter costs	(11,077)	(10,358)	(9,690)
Other operating income (expense)	2,410	2,149	1,910
Operating profit	7,016	5,164	392
Financial expenses	(3,682)	(4,864)	(4,728)
Financial income	1,377	3,627	3,210
Income taxes	(2,595)	(425)	(522)
Share in loss of joint venture	(392)	(475)	(469)
Net (loss) profit	1,724	3,027	(2,117)

The Group has no customers with individual sales larger than 10% of the total revenue in 2019 (2018: none; 2017: none).

Entity-wide disclosures

The revenue by geographical area is as follows:

	As of December 31,
in 000€	2019	2018	2017

United States of America	56,235	42,217	32,926
Americas other than USA	3,395	1,700	2,194
Belgium	7,917	9,350	8,145
Germany	31,185	30,436	27,011
France	20,110	22,282	18,737
Switzerland	14,907	13,135	7,782
United Kingdom	13,804	11,946	10,911
Italy	6,707	4,392	4,224
Netherlands	5,825	7,382	7,986
Other Europe	17,329	21,455	3,144
Asia Pacific	19,265	20,426	19,513
Total	196,679	184,721	142,573

The total revenue realized in the country of domicile (Belgium) in 2019 amounts to K€7,917(2018: K€9,350; 2017: K€8,145).

The total non-current assets, other than financial instruments, deferred tax assets, by geographical area is as follows:

	As of December 31,
in 000€	2019	2018	2017

United States of America (USA)	4,194	3,953	3,880
Americas other than USA	8,374	62	29
Belgium	49,426	48,873	46,573
Germany	57,918	56,096	56,410
Poland	15,506	16,206	15,441
Rest of Europe	10,410	10,125	10,140
Asia-Pacific	2,658	1,039	744
Total	148,486	136,354	133,217

The totals of the above table includes goodwill, intangible assets and property, plant & equipment and Right-of-Use Assets as disclosed in the consolidated statements of financial position.